Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2021	2020
Computer equipment	$32,500	$32,500
Furniture and fixtures	9,208	9,208
Accumulated depreciation	(41,708)	(41,708)
Property and equipment, net	$—	$—